Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income tax expense differs from the amount that would be computed by applying the federal and provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended December 31,	2023	2022
Income before income taxes	$85,963	$84,445
Equity earnings in affiliates and joint ventures	(25,815)	(37,053)
	$60,148	$47,392
Tax rate	23.00%	23.00%
Expected expense	$13,834	$10,900
Adjustments related to:
Stock-based compensation	1,092	1,090
Foreign tax rate differential	2,164	183
Tax on equity earnings in affiliates and joint ventures	5,936	5,162
Other	(204)	(262)
Total income tax expense	$22,822	$17,073

Current income tax expense	$6,841	$1,627
Deferred income tax expense	15,981	15,446
Total income tax expense	$22,822	$17,073
The deferred tax assets and liabilities are summarized below:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Non-capital and net capital loss carryforwards	$26,713	$33,630
Finance lease obligations	23,116	17,981
Operating lease obligations	6,161	3,415
Stock-based compensation	4,913	4,200
Transaction costs	1,858	—
Other	10,051	2,241
	$72,812	$61,467

Deferred tax liabilities:
Contract assets	$5,693	$3,199
Property, plant and equipment	168,813	123,274
Other	7,130	6,494
	$181,636	$132,967

Net deferred income tax liability	$108,824	$71,500
Classified as:

	December 31, 2023	December 31, 2022
Deferred tax asset	$—	$387
Deferred tax liability	(108,824)	(71,887)
	$(108,824)	$(71,500)
The Company and its subsidiaries file income tax returns in the Canadian federal jurisdiction, multiple Canadian provincial jurisdictions, the U.S. federal jurisdiction, three U.S state jurisdictions and the Australia federal jurisdiction.
At December 31, 2023, the Company has non-capital loss carryforwards of $116,143, which expire as follows:

December 31, 2023
2026	$3
2027	278
2032	175
2033	9,095
2037	5
2039	118
2040	82,668
2041	16,816
2042	3,677
2043	3,308
$116,143